CONTRACT ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
CONTRACT ASSETS
Schedule of Deferred costs and estimated earnings
	2022	2021
Deferred costs	$251,611	$-
Estimated earnings	-	-
	251,611	-
Add: billings to date	60,300	-
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$311,911	$-